Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2022
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Land use rights	16,121	4,083
Less: accumulated amortization	(2,104)	(474)
Exchange differences	(28)	18

Land use rights, net	13,989	3,627